Summary of Gross Unrealized Losses and Fair Value of Fixed Maturities by Length of Time (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	$ 4,146,322	$ 1,151,712
Unrealized losses, continuous unrealized loss position for less than 12 months	(233,635)	(12,569)
Fair value, continuous unrealized loss position for Greater 12 months	1,239,063	811,388
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(134,717)	(49,152)
Fair Value	5,385,385	1,963,100
Gross Unrealized Losses	(368,352)	(61,721)
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	40,085	215,767
Unrealized losses, continuous unrealized loss position for less than 12 months	(1,337)	(3,499)
Fair value, continuous unrealized loss position for Greater 12 months	139,944	107,344
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(7,496)	(8,867)
Fair Value	180,029	323,111
Gross Unrealized Losses	(8,833)	(12,366)
Obligations of U.S. States and Political Subdivisions
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	113,634	38,171
Unrealized losses, continuous unrealized loss position for less than 12 months	(1,932)	(825)
Fair value, continuous unrealized loss position for Greater 12 months	75,444	45,877
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(4,882)	(1,895)
Fair Value	189,078	84,048
Gross Unrealized Losses	(6,814)	(2,720)
Foreign government
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	8,894	296
Unrealized losses, continuous unrealized loss position for less than 12 months	(2)	(4)
Fair value, continuous unrealized loss position for Greater 12 months	10,573	11,098
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(2,505)	(1,681)
Fair Value	19,467	11,394
Gross Unrealized Losses	(2,507)	(1,685)
All other corporate securities
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	3,626,045	740,795
Unrealized losses, continuous unrealized loss position for less than 12 months	(222,408)	(6,841)
Fair value, continuous unrealized loss position for Greater 12 months	805,107	489,367
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(105,955)	(31,057)
Fair Value	4,431,152	1,230,162
Gross Unrealized Losses	(328,363)	(37,898)
Asset-backed securities ("ABS")
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	237,153	77,050
Unrealized losses, continuous unrealized loss position for less than 12 months	(4,935)	(689)
Fair value, continuous unrealized loss position for Greater 12 months	107,437	99,327
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(8,377)	(2,706)
Fair Value	344,590	176,377
Gross Unrealized Losses	(13,312)	(3,395)
Commercial mortgage-backed securities ("CMBS")
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	110,483	72,725
Unrealized losses, continuous unrealized loss position for less than 12 months	(2,936)	(593)
Fair value, continuous unrealized loss position for Greater 12 months	86,765	36,540
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(5,021)	(2,555)
Fair Value	197,248	109,265
Gross Unrealized Losses	(7,957)	(3,148)
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	10,028	6,908
Unrealized losses, continuous unrealized loss position for less than 12 months	(85)	(118)
Fair value, continuous unrealized loss position for Greater 12 months	13,793	21,835
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(481)	(391)
Fair Value	23,821	28,743
Gross Unrealized Losses	$ (566)	$ (509)